Credit Risk - Disclosure of Stage 2 Exposures by Classification (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,929	£ 211,222
Coverage ratio	0.30%	0.30%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ (785)	£ (916)
Financial assets	870	994
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,228	175,239
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,511	7,028
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,774	2,674
Everyday Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	286	300
Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	150	140
Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	136	160
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 21,422	£ 23,879
Coverage ratio	1.70%	1.90%
Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 359	£ 462
Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 20,207	£ 22,899
Coverage ratio	1.60%	1.80%
Stage 2 | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 321	£ 422
Stage 2 | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	38	40
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,890	£ 18,160
Coverage ratio	0.50%	0.60%
Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 84	£ 110
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	883	990
Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 454	£ 345
Coverage ratio	18.70%	25.20%
Stage 2 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 429	£ 645
Coverage ratio	12.60%	11.90%
Stage 2 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 85	£ 87
Stage 2 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	54	77
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 334	£ 330
Coverage ratio	8.10%	9.00%
Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 27	£ 30
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,098	£ 3,418
Coverage ratio	3.40%	3.50%
Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 71	£ 118
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2	£ 1
Coverage ratio	0.00%	0.00%
Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | 30 DPD
Disclosure of credit risk exposure [line items]
Loans and advances to customers	709	893
Stage 2 | 30 DPD | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	32	50
Stage 2 | 30 DPD | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 683	£ 857
Coverage ratio	4.60%	5.50%
Stage 2 | 30 DPD | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 31	£ 47
Stage 2 | 30 DPD | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1	3
Stage 2 | 30 DPD | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 509	£ 560
Coverage ratio	1.40%	2.10%
Stage 2 | 30 DPD | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 7	£ 12
Stage 2 | 30 DPD | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 9	£ 9
Coverage ratio	46.20%	47.10%
Stage 2 | 30 DPD | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 79	£ 169
Coverage ratio	11.30%	10.80%
Stage 2 | 30 DPD | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 4	£ 4
Stage 2 | 30 DPD | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	9	18
Stage 2 | 30 DPD | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 30	£ 25
Coverage ratio	33.70%	43.40%
Stage 2 | 30 DPD | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 10	£ 11
Stage 2 | 30 DPD | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 54	£ 93
Coverage ratio	2.50%	2.40%
Stage 2 | 30 DPD | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 2
Stage 2 | 30 DPD | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2	£ 1
Coverage ratio	0.00%	0.00%
Stage 2 | 30 DPD | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | PD deterioration
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,295	9,160
Stage 2 | PD deterioration | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	206	277
Stage 2 | PD deterioration | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,632	£ 8,345
Coverage ratio	1.70%	3.00%
Stage 2 | PD deterioration | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 183	£ 249
Stage 2 | PD deterioration | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	23	28
Stage 2 | PD deterioration | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,946	£ 5,877
Coverage ratio	0.50%	1.10%
Stage 2 | PD deterioration | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 49	£ 65
Stage 2 | PD deterioration | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 392	£ 256
Coverage ratio	17.00%	24.90%
Stage 2 | PD deterioration | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 209	£ 288
Coverage ratio	8.70%	12.30%
Stage 2 | PD deterioration | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 67	£ 63
Stage 2 | PD deterioration | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	18	36
Stage 2 | PD deterioration | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 155	£ 115
Coverage ratio	7.00%	8.70%
Stage 2 | PD deterioration | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 11	£ 10
Stage 2 | PD deterioration | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 930	£ 1,809
Coverage ratio	4.10%	4.10%
Stage 2 | PD deterioration | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 38	£ 75
Stage 2 | PD deterioration | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | PD deterioration | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | PD threshold
Disclosure of credit risk exposure [line items]
Loans and advances to customers	608
Stage 2 | PD threshold | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	42
Stage 2 | PD threshold | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 542
Coverage ratio	6.50%
Stage 2 | PD threshold | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 36
Stage 2 | PD threshold | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	6
Stage 2 | PD threshold | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 353
Coverage ratio	0.90%
Stage 2 | PD threshold | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 3
Stage 2 | PD threshold | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 19
Coverage ratio	38.00%
Stage 2 | PD threshold | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 109
Coverage ratio	16.80%
Stage 2 | PD threshold | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 7
Stage 2 | PD threshold | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	19
Stage 2 | PD threshold | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0
Coverage ratio	0.00%
Stage 2 | PD threshold | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0
Stage 2 | PD threshold | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 61
Coverage ratio	10.90%
Stage 2 | PD threshold | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 7
Stage 2 | PD threshold | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0
Coverage ratio	0.00%
Stage 2 | PD threshold | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0
Stage 2 | Forbearance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	436	601
Stage 2 | Forbearance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	8	4
Stage 2 | Forbearance | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 367	£ 601
Coverage ratio	1.60%	0.70%
Stage 2 | Forbearance | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 6	£ 4
Stage 2 | Forbearance | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	2	0
Stage 2 | Forbearance | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 516
Coverage ratio	1.00%	0.30%
Stage 2 | Forbearance | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 2
Stage 2 | Forbearance | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5	£ 0
Coverage ratio	14.70%	27.70%
Stage 2 | Forbearance | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5	£ 0
Coverage ratio	16.00%	0.00%
Stage 2 | Forbearance | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0
Stage 2 | Forbearance | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	1	0
Stage 2 | Forbearance | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Forbearance | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | Forbearance | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 57	£ 85
Coverage ratio	2.40%	2.50%
Stage 2 | Forbearance | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 2
Stage 2 | Forbearance | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Forbearance | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,570	1,436
Stage 2 | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	60	37
Stage 2 | Other | Accumulated impairment | Over-indebted customers
Disclosure of credit risk exposure [line items]
Financial assets	2,500
Stage 2 | Other | Accumulated impairment | Interest-only accounts
Disclosure of credit risk exposure [line items]
Financial assets	1,300
Stage 2 | Other | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 6,179	£ 1,244
Coverage ratio	0.80%	2.70%
Stage 2 | Other | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 54	£ 33
Stage 2 | Other | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	6	4
Stage 2 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,978	£ 549
Coverage ratio	0.20%	0.70%
Stage 2 | Other | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 11	£ 3
Stage 2 | Other | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 29	£ 17
Coverage ratio	20.60%	24.50%
Stage 2 | Other | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 27	£ 19
Coverage ratio	25.90%	16.20%
Stage 2 | Other | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 6	£ 5
Stage 2 | Other | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	7	3
Stage 2 | Other | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 149	£ 126
Coverage ratio	3.40%	4.00%
Stage 2 | Other | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 6	£ 5
Stage 2 | Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 996	£ 533
Coverage ratio	2.30%	3.20%
Stage 2 | Other | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 24	£ 17
Stage 2 | Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Other | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | Secured affordability
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,889
Stage 2 | Secured affordability | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		13
Stage 2 | Secured affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 2,953
Coverage ratio		0.40%
Stage 2 | Secured affordability | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 13
Stage 2 | Secured affordability | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 2 | Secured affordability | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 2,889
Coverage ratio		0.30%
Stage 2 | Secured affordability | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 9
Stage 2 | Secured affordability | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Secured affordability | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Secured affordability | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | Secured affordability | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 2 | Secured affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 64
Coverage ratio		6.30%
Stage 2 | Secured affordability | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 4
Stage 2 | Secured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Secured affordability | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | Secured affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Secured affordability | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loans and advances to customers		233
Stage 2 | Unsecured affordability | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		38
Stage 2 | Unsecured affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 232
Coverage ratio		15.00%
Stage 2 | Unsecured affordability | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 35
Stage 2 | Unsecured affordability | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		3
Stage 2 | Unsecured affordability | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Unsecured affordability | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | Unsecured affordability | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 63
Coverage ratio		23.70%
Stage 2 | Unsecured affordability | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 169
Coverage ratio		11.70%
Stage 2 | Unsecured affordability | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets		£ 15
Stage 2 | Unsecured affordability | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets		20
Stage 2 | Unsecured affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Unsecured affordability | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | Unsecured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Unsecured affordability | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | Unsecured affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | Unsecured affordability | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | Mortgage Refinancing
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,804	7,769
Stage 2 | Mortgage Refinancing | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	11	19
Stage 2 | Mortgage Refinancing | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,804	£ 7,769
Coverage ratio	0.30%	0.20%
Stage 2 | Mortgage Refinancing | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 11	£ 19
Stage 2 | Mortgage Refinancing | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Stage 2 | Mortgage Refinancing | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,804	£ 7,769
Coverage ratio	0.60%	0.20%
Stage 2 | Mortgage Refinancing | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 11	£ 19
Stage 2 | Mortgage Refinancing | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgage Refinancing | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgage Refinancing | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | Mortgage Refinancing | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Stage 2 | Mortgage Refinancing | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgage Refinancing | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | Mortgage Refinancing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgage Refinancing | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | Mortgage Refinancing | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgage Refinancing | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2 | High risk corporate
Disclosure of credit risk exposure [line items]
Loans and advances to customers		898
Stage 2 | High risk corporate | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		24
Stage 2 | High risk corporate | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 898
Coverage ratio		2.50%
Stage 2 | High risk corporate | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 22
Stage 2 | High risk corporate | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		2
Stage 2 | High risk corporate | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | High risk corporate | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | High risk corporate | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | High risk corporate | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | High risk corporate | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | High risk corporate | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 2 | High risk corporate | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | High risk corporate | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Stage 2 | High risk corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 898
Coverage ratio		2.50%
Stage 2 | High risk corporate | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 22
Stage 2 | High risk corporate | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 0
Coverage ratio		0.00%
Stage 2 | High risk corporate | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0